Capital Stock (Detail) - shares	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Equity [Abstract]
Consummation of Spin-Off on October 1, 2012			592,257,298
Common stock, shares issued, beginning of period	596,843,449	592,783,696
Treasury Shares, beginning of period	(608,999)	(19,988)
Common stock, shares outstanding, beginning of period	596,234,450	592,763,708
Shares of common stock repurchased	(13,073,863)	0
Exercise of stock options, issuance of other stock awards and other-Shares Issued	4,559,367	4,059,753	526,398
Exercise of stock options, issuance of other stock awards and other-Treasury Shares	(388,010)	(589,011)	(19,988)
Exercise of stock options, issuance of other stock awards and other-Shares Outstanding	4,171,357	3,470,742	506,410
Common stock, shares issued, end of period	601,402,816	596,843,449	592,783,696
Treasury Shares, end of period	(14,070,872)	(608,999)	(19,988)
Common stock, shares outstanding, end of period	587,331,944	596,234,450	592,763,708